Organization and Description of Business - Schedule of Revenue (Details) - VIE [Member] - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Revenue [Line Items]
Net revenues	$ 7,261,545	$ 6,791,902
Net loss	$ 431,516	$ (41,549)